Loss Per Share	6 Months Ended
Jun. 30, 2020
Loss Per Share [Abstract]
LOSS PER SHARE
NOTE 5:-	LOSS PER SHARE

a.	Details of the number of shares and loss used in the computation of loss per share:

	Six months ended June 30, 2020		Three months ended June 30, 2020
	Unaudited		Unaudited
	Weighted Number of Shares	Loss Attributed to equity holders of the Company	Weighted Number of Shares	Loss Attributed to equity holders of the Company

For the computation of basic and diluted loss	37,141,582	$25,477	49,589,719	$14,875